FORM 5500 RECONCILIATION (Details) - 401(k) Plan - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
Reconciliation of net assets available for benefits per the financial statements to Form 5500
Net assets available for benefits per the financial statements	$ 3,898,054	$ 3,761,181
Adjustment from contract value to fair value for fully benefit responsive investment contracts	(10,606)	(21,075)
Net assets per the Form 5500	3,887,448	$ 3,740,106
Reconciliation of the increase in net assets available for benefits per the financial statements to Form 5500
Increase in net assets available for benefits per the financial statements	136,873
Change in the adjustment from contract value to fair value for fully benefit responsive investment contracts as of December 31, 2025	10,469
Net gain per the Form 5500	$ 147,342